SCHEDULE OF PLANT AND EQUIPMENT (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Property, Plant, and Equipment [Abstract]
Furniture and equipment		$ 120,935	$ 74,392
Less: accumulated depreciation		(41,198)	(9,883)
Plant and equipment, net	$ 10,286	$ 79,737	$ 64,509